Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
(collectively, the “funds”)
Supplement to the Currently Effective Retail Prospectus
* * *
Effective as of June 20, 2025, the following information supplements and supersedes any contrary information contained in the Retail Prospectus concerning the funds.
* * *
Transamerica Asset Allocation – Conservative Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.13%[1]	0.19%[1]	0.16%	0.14%[1]	0.21%
Acquired fund fees and expenses[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Total annual fund operating expenses	1.04%	1.85%	0.82%	1.30%	1.12%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.04%	1.85%	0.72%	1.30%	0.91%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.31% for Class C shares, 0.30% for Class I shares, 0.77% for Class R shares and 0.35% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 650	$ 863	$ 1,092	$ 1,751
Class C	$ 288	$ 582	$ 1,001	$ 2,169
Class I	$ 74	$ 252	$ 445	$ 1,004
Class R	$ 132	$ 412	$ 713	$ 1,568
Class R3	$ 93	$ 313	$ 575	$ 1,324
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 650	$ 863	$ 1,092	$ 1,751
Class C	$ 188	$ 582	$ 1,001	$ 2,169
Class I	$ 74	$ 252	$ 445	$ 1,004
Class R	$ 132	$ 412	$ 713	$ 1,568
Class R3	$ 93	$ 313	$ 575	$ 1,324
* * *
Transamerica Asset Allocation – Growth Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.14%[1]	0.22%[1]	0.14%	0.14%[1]	0.20%
Acquired fund fees and expenses[2]	0.71%	0.71%	0.71%	0.71%	0.71%
Total annual fund operating expenses	1.20%	2.03%	0.95%	1.45%	1.26%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	2.03%	0.85%	1.45%	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class A shares, 1.35% for Class C shares, 0.30% for Class I shares, 0.78% for Class R shares and 0.24% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 666	$ 910	$ 1,173	$ 1,925
Class C	$ 306	$ 637	$ 1,093	$ 2,358
Class I	$ 87	$ 293	$ 516	$ 1,157
Class R	$ 148	$ 459	$ 792	$ 1,735
Class R3	$ 97	$ 337	$ 630	$ 1,466
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 666	$ 910	$ 1,173	$ 1,925
Class C	$ 206	$ 637	$ 1,093	$ 2,358
Class I	$ 87	$ 293	$ 516	$ 1,157
Class R	$ 148	$ 459	$ 792	$ 1,735
Class R3	$ 97	$ 337	$ 630	$ 1,466
* * *
Transamerica Asset Allocation – Moderate Growth Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.13%[1]	0.19%[1]	0.14%	0.11%[1]	0.19%
Acquired fund fees and expenses[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Total annual fund operating expenses	1.13%	1.94%	0.89%	1.36%	1.19%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13%	1.94%	0.79%	1.36%	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.32% for Class C shares, 0.29% for Class I shares, 0.76% for Class R shares and 0.30% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 659	$ 889	$ 1,138	$ 1,849
Class C	$ 297	$ 609	$ 1,047	$ 2,264
Class I	$ 81	$ 274	$ 483	$ 1,087
Class R	$ 138	$ 431	$ 745	$ 1,635
Class R3	$ 97	$ 329	$ 607	$ 1,399
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 659	$ 889	$ 1,138	$ 1,849
Class C	$ 197	$ 609	$ 1,047	$ 2,264
Class I	$ 81	$ 274	$ 483	$ 1,087
Class R	$ 138	$ 431	$ 745	$ 1,635
Class R3	$ 97	$ 329	$ 607	$ 1,399
* * *
Transamerica Asset Allocation – Moderate Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.13%[1]	0.19%[1]	0.15%	0.13%[1]	0.20%
Acquired fund fees and expenses[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Total annual fund operating expenses	1.08%	1.89%	0.85%	1.33%	1.15%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.08%	1.89%	0.75%	1.33%	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.31% for Class C shares, 0.29% for Class I shares, 0.76% for Class R shares and 0.35% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 654	$ 875	$ 1,113	$ 1,795
Class C	$ 292	$ 594	$ 1,021	$ 2,212
Class I	$ 77	$ 261	$ 462	$ 1,040
Class R	$ 135	$ 421	$ 729	$ 1,601
Class R3	$ 97	$ 325	$ 593	$ 1,361
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 654	$ 875	$ 1,113	$ 1,795
Class C	$ 192	$ 594	$ 1,021	$ 2,212
Class I	$ 77	$ 261	$ 462	$ 1,040
Class R	$ 135	$ 421	$ 729	$ 1,601
Class R3	$ 97	$ 325	$ 593	$ 1,361
* * *
Investors Should Retain this Supplement for Future Reference
July 11, 2025

Transamerica Asset Allocation - Conservative Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Conservative Portfolio
(collectively, the “funds”)
Supplement to the Currently Effective Retail Prospectus
* * *
Effective as of June 20, 2025, the following information supplements and supersedes any contrary information contained in the Retail Prospectus concerning the funds.
* * *
Transamerica Asset Allocation – Conservative Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.13%[1]	0.19%[1]	0.16%	0.14%[1]	0.21%
Acquired fund fees and expenses[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Total annual fund operating expenses	1.04%	1.85%	0.82%	1.30%	1.12%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.04%	1.85%	0.72%	1.30%	0.91%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.31% for Class C shares, 0.30% for Class I shares, 0.77% for Class R shares and 0.35% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 650	$ 863	$ 1,092	$ 1,751
Class C	$ 288	$ 582	$ 1,001	$ 2,169
Class I	$ 74	$ 252	$ 445	$ 1,004
Class R	$ 132	$ 412	$ 713	$ 1,568
Class R3	$ 93	$ 313	$ 575	$ 1,324
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 650	$ 863	$ 1,092	$ 1,751
Class C	$ 188	$ 582	$ 1,001	$ 2,169
Class I	$ 74	$ 252	$ 445	$ 1,004
Class R	$ 132	$ 412	$ 713	$ 1,568
Class R3	$ 93	$ 313	$ 575	$ 1,324
* * *
Investors Should Retain this Supplement for Future Reference
July 11, 2025

Transamerica Asset Allocation - Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Growth Portfolio
(collectively, the “funds”)
Supplement to the Currently Effective Retail Prospectus
* * *
Effective as of June 20, 2025, the following information supplements and supersedes any contrary information contained in the Retail Prospectus concerning the funds.
* * *
Transamerica Asset Allocation – Growth Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.14%[1]	0.22%[1]	0.14%	0.14%[1]	0.20%
Acquired fund fees and expenses[2]	0.71%	0.71%	0.71%	0.71%	0.71%
Total annual fund operating expenses	1.20%	2.03%	0.95%	1.45%	1.26%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	2.03%	0.85%	1.45%	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class A shares, 1.35% for Class C shares, 0.30% for Class I shares, 0.78% for Class R shares and 0.24% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 666	$ 910	$ 1,173	$ 1,925
Class C	$ 306	$ 637	$ 1,093	$ 2,358
Class I	$ 87	$ 293	$ 516	$ 1,157
Class R	$ 148	$ 459	$ 792	$ 1,735
Class R3	$ 97	$ 337	$ 630	$ 1,466
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 666	$ 910	$ 1,173	$ 1,925
Class C	$ 206	$ 637	$ 1,093	$ 2,358
Class I	$ 87	$ 293	$ 516	$ 1,157
Class R	$ 148	$ 459	$ 792	$ 1,735
Class R3	$ 97	$ 337	$ 630	$ 1,466
* * *
Investors Should Retain this Supplement for Future Reference
July 11, 2025

Transamerica Asset Allocation - Moderate Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Moderate Growth Portfolio
(collectively, the “funds”)
Supplement to the Currently Effective Retail Prospectus
* * *
Effective as of June 20, 2025, the following information supplements and supersedes any contrary information contained in the Retail Prospectus concerning the funds.
* * *
Transamerica Asset Allocation – Moderate Growth Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.13%[1]	0.19%[1]	0.14%	0.11%[1]	0.19%
Acquired fund fees and expenses[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Total annual fund operating expenses	1.13%	1.94%	0.89%	1.36%	1.19%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13%	1.94%	0.79%	1.36%	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.32% for Class C shares, 0.29% for Class I shares, 0.76% for Class R shares and 0.30% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 659	$ 889	$ 1,138	$ 1,849
Class C	$ 297	$ 609	$ 1,047	$ 2,264
Class I	$ 81	$ 274	$ 483	$ 1,087
Class R	$ 138	$ 431	$ 745	$ 1,635
Class R3	$ 97	$ 329	$ 607	$ 1,399
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 659	$ 889	$ 1,138	$ 1,849
Class C	$ 197	$ 609	$ 1,047	$ 2,264
Class I	$ 81	$ 274	$ 483	$ 1,087
Class R	$ 138	$ 431	$ 745	$ 1,635
Class R3	$ 97	$ 329	$ 607	$ 1,399
* * *
Investors Should Retain this Supplement for Future Reference
July 11, 2025

Transamerica Asset Allocation - Moderate Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Moderate Portfolio
(collectively, the “funds”)
Supplement to the Currently Effective Retail Prospectus
* * *
Effective as of June 20, 2025, the following information supplements and supersedes any contrary information contained in the Retail Prospectus concerning the funds.
* * *
Transamerica Asset Allocation – Moderate Portfolio
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R	R3
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	0.50%	0.25%
Other expenses	0.13%[1]	0.19%[1]	0.15%	0.13%[1]	0.20%
Acquired fund fees and expenses[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Total annual fund operating expenses	1.08%	1.89%	0.85%	1.33%	1.15%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.10%[4]	0.00%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.08%	1.89%	0.75%	1.33%	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.31% for Class C shares, 0.29% for Class I shares, 0.76% for Class R shares and 0.35% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
The “Example” table included in the Retail Prospectus is deleted in its entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 654	$ 875	$ 1,113	$ 1,795
Class C	$ 292	$ 594	$ 1,021	$ 2,212
Class I	$ 77	$ 261	$ 462	$ 1,040
Class R	$ 135	$ 421	$ 729	$ 1,601
Class R3	$ 97	$ 325	$ 593	$ 1,361
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 654	$ 875	$ 1,113	$ 1,795
Class C	$ 192	$ 594	$ 1,021	$ 2,212
Class I	$ 77	$ 261	$ 462	$ 1,040
Class R	$ 135	$ 421	$ 729	$ 1,601
Class R3	$ 97	$ 325	$ 593	$ 1,361
* * *
Investors Should Retain this Supplement for Future Reference
July 11, 2025